SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation and Basis of Presentation
The accompanying Consolidated Financial Statements of DuPont de Nemours, Inc. ("DuPont” or the "Company”) were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The significant accounting policies described below, together with the other notes that follow, are an integral part of the Consolidated Financial Statements.

The Consolidated Financial Statements include the accounts of the Company and subsidiaries in which a controlling interest is maintained. The Consolidated Financial Statements also include the accounts of joint ventures that are variable interest entities ("VIEs") in which the Company is the primary beneficiary due to the Company's power to direct the VIEs significant activities. For those consolidated subsidiaries in which the Company's ownership is less than 100 percent, the outside stockholders' interests are shown as noncontrolling interests. Investments in affiliates over which the Company has the ability to exercise significant influence but does not have a controlling interest are accounted for under the equity method.

The Company is also involved with certain joint ventures accounted for under the equity method of accounting that are VIEs. The Company is not the primary beneficiary, as the nature of the Company's involvement with the VIEs does not provide it the power to direct the VIEs significant activities. Future events may require these VIEs to be consolidated if the Company becomes the primary beneficiary. At December 31, 2024 and 2023, the maximum exposure to loss related to the nonconsolidated VIEs is not considered material to the Consolidated Financial Statements.

2025 Segment Realignment
Effective in the first quarter of 2025, in light of the Intended Electronics Separation, the Company realigned its management and reporting structure. This realignment resulted in a change in reportable segments in the first quarter of 2025 which changed the manner in which the Company reports financial results by segment, (the "2025 Segment Realignment"). As a result, commencing with the first quarter of 2025, the businesses to be separated as part of the Intended Electronics Separation are reported separately from the other businesses of DuPont. The segment information in Note 23 to the Consolidated Financial Statements (as well as the corresponding segment-related information in Notes 5, 6 and 14) have been recast for all periods presented to reflect the new two segment reporting structure as described below:

•ElectronicsCo includes the businesses within the Semiconductor Technologies and Interconnect Solutions lines of business, as well as the electronics-related product lines previously within Industrial Solutions, including electronics polymers and perfluoroeasltomer materials and parts (Kalrez®).

•IndustrialsCo includes the businesses within the former Water & Protection segment, the healthcare and non-electronics businesses, including Vespel® parts and shapes, previously in Industrial Solutions and the Auto Adhesives & Fluids, MultibaseTM and Tedlar® businesses, previously within Corporate & Other.

DWDP Distributions
Effective August 31, 2017, E. I. du Pont de Nemours and Company ("EID") and The Dow Chemical Company ("TDCC") each merged with subsidiaries of DowDuPont Inc. (n/k/a "DuPont”) and, as a result, EID and TDCC became subsidiaries of the Company. On April 1, 2019, the Company completed the separation of the materials science business through the spin-off of Dow Inc., (“Dow”) including Dow’s subsidiary TDCC (the “Dow Distribution”). On June 1, 2019, the Company completed the separation of the agriculture business through the spin-off of Corteva, Inc. (“Corteva”) including Corteva’s subsidiary EID (subsequently renamed EIDP, Inc. (n/k/a "EIDP")), (the “Corteva Distribution" and together with the Dow Distribution, the “DWDP Distributions”). Following the Corteva Distribution, DuPont holds the specialty products business as continuing operations. DowDuPont Inc. changed its registered name to DuPont de Nemours, Inc. (“DuPont”) (for certain events prior to June 1, 2019, the Company may be referred to as DowDuPont). Beginning on June 3, 2019, the Company's common stock is traded on the New York Stock Exchange under the ticker symbol "DD."

Intended Electronics Separation
On May 22, 2024, DuPont announced a plan to separate each of its Electronics and Water businesses in a tax-free manner to its shareholders, (the “Previously Intended Business Separations”). On January 15, 2025, DuPont announced it is targeting November 1, 2025, for the completion of the intended separation of the Electronics business (the “Intended Electronics Separation”). DuPont also announced that it would retain the Water business. The Intended Electronics Separation will not require a shareholder vote and is subject to satisfaction of customary conditions, including final approval by DuPont's Board of Directors, receipt of tax opinion from counsel, the filing and effectiveness of a Form 10 registration statement with the U.S. Securities and Exchange Commission, applicable regulatory approvals and satisfactory completion of financing.
M&M Transactions
On November 1, 2022, DuPont completed the previously announced divestiture of the majority of its historic Mobility & Materials segment, including the Engineering Polymers business line and select product lines within the Advanced Solutions and Performance Resins business lines (the “M&M Divestiture”), to Celanese Corporation (“Celanese”) for cash proceeds of $11.0 billion. On November 1, 2023, the Company closed the sale of the Delrin® business to TJC LP ("TJC"), (the “Delrin® Divestiture”). The Delrin® Divestiture and together with the M&M Divestiture, collectively the "M&M Divestitures” and the businesses in scope of the M&M Divestitures collectively the "M&M Businesses". See Note 4 for more information.

The results of operations for the year ended December 31, 2023, present the financial results of Delrin® as discontinued operations through November 1, 2023. The results of operations for the year ended December 31, 2022, present the financial results of the M&M Businesses as discontinued operations. For the year ended December 31, 2023, the Consolidated Statements of Cash Flows present the cash flows of the Delrin® Divestiture as discontinued operations for activity. The Consolidated Statements of Cash Flows for the year ended December 31, 2022, present the cash flows from the M&M Businesses as discontinued operations. The comprehensive income of the M&M Businesses has not been segregated and is included in the Consolidated Statements of Comprehensive Income for all periods presented. Unless otherwise indicated, the information in the notes to the Consolidated Financial Statements refer only to DuPont's continuing operations and do not include discussion of balances or activity of the M&M Businesses.

Basis of Presentation
Principles of Consolidation and Basis of Presentation
The accompanying Consolidated Financial Statements of DuPont de Nemours, Inc. ("DuPont” or the "Company”) were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The significant accounting policies described below, together with the other notes that follow, are an integral part of the Consolidated Financial Statements.

The Consolidated Financial Statements include the accounts of the Company and subsidiaries in which a controlling interest is maintained. The Consolidated Financial Statements also include the accounts of joint ventures that are variable interest entities ("VIEs") in which the Company is the primary beneficiary due to the Company's power to direct the VIEs significant activities. For those consolidated subsidiaries in which the Company's ownership is less than 100 percent, the outside stockholders' interests are shown as noncontrolling interests. Investments in affiliates over which the Company has the ability to exercise significant influence but does not have a controlling interest are accounted for under the equity method.

The Company is also involved with certain joint ventures accounted for under the equity method of accounting that are VIEs. The Company is not the primary beneficiary, as the nature of the Company's involvement with the VIEs does not provide it the power to direct the VIEs significant activities. Future events may require these VIEs to be consolidated if the Company becomes the primary beneficiary. At December 31, 2024 and 2023, the maximum exposure to loss related to the nonconsolidated VIEs is not considered material to the Consolidated Financial Statements.

2025 Segment Realignment
Effective in the first quarter of 2025, in light of the Intended Electronics Separation, the Company realigned its management and reporting structure. This realignment resulted in a change in reportable segments in the first quarter of 2025 which changed the manner in which the Company reports financial results by segment, (the "2025 Segment Realignment"). As a result, commencing with the first quarter of 2025, the businesses to be separated as part of the Intended Electronics Separation are reported separately from the other businesses of DuPont. The segment information in Note 23 to the Consolidated Financial Statements (as well as the corresponding segment-related information in Notes 5, 6 and 14) have been recast for all periods presented to reflect the new two segment reporting structure as described below:

•ElectronicsCo includes the businesses within the Semiconductor Technologies and Interconnect Solutions lines of business, as well as the electronics-related product lines previously within Industrial Solutions, including electronics polymers and perfluoroeasltomer materials and parts (Kalrez®).

•IndustrialsCo includes the businesses within the former Water & Protection segment, the healthcare and non-electronics businesses, including Vespel® parts and shapes, previously in Industrial Solutions and the Auto Adhesives & Fluids, MultibaseTM and Tedlar® businesses, previously within Corporate & Other.

DWDP Distributions
Effective August 31, 2017, E. I. du Pont de Nemours and Company ("EID") and The Dow Chemical Company ("TDCC") each merged with subsidiaries of DowDuPont Inc. (n/k/a "DuPont”) and, as a result, EID and TDCC became subsidiaries of the Company. On April 1, 2019, the Company completed the separation of the materials science business through the spin-off of Dow Inc., (“Dow”) including Dow’s subsidiary TDCC (the “Dow Distribution”). On June 1, 2019, the Company completed the separation of the agriculture business through the spin-off of Corteva, Inc. (“Corteva”) including Corteva’s subsidiary EID (subsequently renamed EIDP, Inc. (n/k/a "EIDP")), (the “Corteva Distribution" and together with the Dow Distribution, the “DWDP Distributions”). Following the Corteva Distribution, DuPont holds the specialty products business as continuing operations. DowDuPont Inc. changed its registered name to DuPont de Nemours, Inc. (“DuPont”) (for certain events prior to June 1, 2019, the Company may be referred to as DowDuPont). Beginning on June 3, 2019, the Company's common stock is traded on the New York Stock Exchange under the ticker symbol "DD."

Intended Electronics Separation
On May 22, 2024, DuPont announced a plan to separate each of its Electronics and Water businesses in a tax-free manner to its shareholders, (the “Previously Intended Business Separations”). On January 15, 2025, DuPont announced it is targeting November 1, 2025, for the completion of the intended separation of the Electronics business (the “Intended Electronics Separation”). DuPont also announced that it would retain the Water business. The Intended Electronics Separation will not require a shareholder vote and is subject to satisfaction of customary conditions, including final approval by DuPont's Board of Directors, receipt of tax opinion from counsel, the filing and effectiveness of a Form 10 registration statement with the U.S. Securities and Exchange Commission, applicable regulatory approvals and satisfactory completion of financing.
M&M Transactions
On November 1, 2022, DuPont completed the previously announced divestiture of the majority of its historic Mobility & Materials segment, including the Engineering Polymers business line and select product lines within the Advanced Solutions and Performance Resins business lines (the “M&M Divestiture”), to Celanese Corporation (“Celanese”) for cash proceeds of $11.0 billion. On November 1, 2023, the Company closed the sale of the Delrin® business to TJC LP ("TJC"), (the “Delrin® Divestiture”). The Delrin® Divestiture and together with the M&M Divestiture, collectively the "M&M Divestitures” and the businesses in scope of the M&M Divestitures collectively the "M&M Businesses". See Note 4 for more information.

The results of operations for the year ended December 31, 2023, present the financial results of Delrin® as discontinued operations through November 1, 2023. The results of operations for the year ended December 31, 2022, present the financial results of the M&M Businesses as discontinued operations. For the year ended December 31, 2023, the Consolidated Statements of Cash Flows present the cash flows of the Delrin® Divestiture as discontinued operations for activity. The Consolidated Statements of Cash Flows for the year ended December 31, 2022, present the cash flows from the M&M Businesses as discontinued operations. The comprehensive income of the M&M Businesses has not been segregated and is included in the Consolidated Statements of Comprehensive Income for all periods presented. Unless otherwise indicated, the information in the notes to the Consolidated Financial Statements refer only to DuPont's continuing operations and do not include discussion of balances or activity of the M&M Businesses.

Use of Estimates in Financial Statement Preparation
Use of Estimates in Financial Statement Preparation
The preparation of financial statements in accordance with U.S. GAAP requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company’s Consolidated Financial Statements include amounts that are based on management’s best estimates and judgments. Actual results could differ from those estimates.
Cash and Cash Equivalents
Cash and Cash Equivalents
Cash equivalents represent investments with maturities of three months or less from time of purchase. They are carried at cost plus accrued interest, which approximates fair value.
Restricted Cash and Cash Equivalents
Restricted Cash and Cash Equivalents
Restricted cash and cash equivalents represents trust assets, cash held in escrow and cash within qualified settlement funds. These funds are restricted as to withdrawal or use under the terms of certain contractual agreements. Restricted cash is classified as a current or non-current asset based on the timing and nature of when or how the cash is expected to be used.
Marketable Securities
Marketable Securities
Marketable securities represent investments in fixed and floating rate financial instruments with maturities greater than three months and up to twelve months at time of purchase. Investments classified as held-to-maturity are recorded at amortized cost. The carrying value approximates fair value due to the short-term nature of the investments.

Fair Value Measurements
Fair Value Measurements
Under the accounting guidance for fair value measurements and disclosures, a fair value hierarchy was established that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The Company uses the following valuation techniques to measure fair value for its assets and liabilities:

Level 1	–	Quoted market prices in active markets for identical assets or liabilities;

Level 2	–	Significant other observable inputs (e.g. quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs);

Level 3	–	Unobservable inputs for the asset or liability, which are valued based on management's estimates of assumptions that market participants would use in pricing the asset or liability.

Foreign Currency Translation
Foreign Currency Translation
The Company's worldwide operations utilize the U.S. dollar ("USD") or local currency as the functional currency, where applicable. The Company identifies its separate and distinct foreign entities and groups the foreign entities into two categories: 1) extension of the parent or foreign subsidiaries operating in a hyper-inflationary environment (USD functional currency) and 2) self-contained (local functional currency). If a foreign entity does not align with either category, factors are evaluated and a judgment is made to determine the functional currency.

For foreign entities where the USD is the functional currency, all foreign currency-denominated asset and liability amounts are re-measured into USD at end-of-period exchange rates, except for inventories, prepaid expenses, property, plant and equipment, goodwill, other intangible assets and other non-monetary items, which are re-measured at historical rates. Foreign currency income and expenses are re-measured at average exchange rates in effect during the year, except for expenses related to balance sheet amounts re-measured at historical exchange rates. Exchange gains and losses arising from re-measurement of foreign currency-denominated monetary assets and liabilities are included in income in the period in which they occur.

For foreign entities where the local currency is the functional currency, assets and liabilities denominated in local currencies are translated into USD at end-of-period exchange rates and the resultant translation adjustments are reported, net of their related tax effects, as a component of accumulated other comprehensive loss in equity. Assets and liabilities denominated in other than the local currency are re-measured into the local currency prior to translation into USD and the resultant exchange gains or losses are included in income in the period in which they occur. Income and expenses are translated into USD at average exchange rates in effect during the period.

The Company changes the functional currency of its separate and distinct foreign entities only when significant changes in economic facts and circumstances indicate clearly that the functional currency has changed.

Interest Rate Swap Agreements and Net Foreign Investment Hedge
Interest Rate Swap Agreements
The Company has entered into a fixed-to-floating interest rate swap agreement to hedge changes in the fair value of the Company’s long-term debt due to interest rate movements. Under the terms of the agreement, the Company agrees to exchange, at specified intervals, fixed for floating interest amounts based on the agreed upon notional principal amount. The interest rate swaps are designated and carried as fair value hedges. Fair value hedge accounting has been applied and thus, changes in the fair value of these swaps and changes in the fair value of the related hedged portion of long-term debt will be presented and will net to zero in Sundry income (expense) – net in the Consolidated Statements of Operations.

In 2024, the Company issued a notice of partial redemption concerning the associated long-term debt linked to this hedging relationship. As a result, the Company dedesignated the hedging relationship, and fair value hedge accounting is no longer applied to these swaps. After dedesignation, changes in fair value of these swaps are recognized directly in earnings in “Sundry income (expense) – net” in the Consolidated Statements of Operations, resulting in gains or losses that are separate from the hedged item.

In addition, the Company has entered into two forward-starting fixed-to-floating interest rate swap agreements to hedge changes in the fair value of the Company’s long-term debt resulting from interest rate movements. These new derivatives convert fixed interest rate payments to floating rate payments. The Company employs both the dedesignated fixed-to-floating interest rate swaps and the forward-starting fixed-to-floating interest rate swaps as economic hedges of its fixed-rate debt. Changes in the fair value of the economic hedges, and any gains or losses from net interest settlements associated with the dedesignated swaps, are recorded in “Sundry income (expense) – net” in the Consolidated Statements of Operations.

Cash payments or receipts associated with interest rate swaps are classified as operating activities in the Consolidated Statements of Cash Flows.

Net Foreign Investment Hedge
The Company has fixed-for-fixed cross currency swaps which are designated as a net investment hedge and has made an accounting policy election to account for the net investment hedge using the spot method. The Company has also elected to amortize the excluded components in interest expense in the related quarterly accounting period that such interest is accrued. The cross-currency swap is marked to market at each reporting date and any unrealized gains or losses are included in unrealized currency translation adjustments within "Accumulated other comprehensive loss" ("AOCL"), net of amounts associated with excluded components which are recognized in interest expense in the Consolidated Statements of Operations.

Inventories
Inventories
The Company's inventories are valued at the lower of cost or net realizable value. Elements of cost in inventories include raw materials, direct labor and manufacturing overhead. Stores and supplies are valued at cost or net realizable value, whichever is lower; cost is generally determined by the average cost method. The Company's inventories are generally accounted for under the average cost method. The Company establishes allowances for obsolescence of inventory based upon quality considerations and assumptions about future demand and market conditions.

In periods of abnormally low production, certain fixed costs normally absorbed into inventory are recorded directly to cost of sales in the period incurred.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are carried at cost less accumulated depreciation. Depreciation is based on the estimated service lives of depreciable assets and is calculated using the straight-line method. Fully depreciated assets are retained in property and accumulated depreciation accounts until they are removed from service. When assets are surrendered, retired, sold, or otherwise disposed of, their gross carrying values and related accumulated depreciation are removed from the Consolidated Balance Sheets and included in determining gain or loss on such disposals.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
The Company records goodwill when the purchase price of a business acquisition exceeds the estimated fair value of net identified tangible and intangible assets acquired. Goodwill is tested for impairment at the reporting unit level annually during the fourth quarter, or more frequently when events or changes in circumstances indicate that the fair value of a reporting unit has more likely than not declined below its carrying value.

When testing goodwill for impairment, the Company has the option to first perform qualitative testing to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If the Company chooses not to complete a qualitative assessment for a given reporting unit or if the initial assessment indicates that it is more likely than not that the carrying value of a reporting unit exceeds its estimated fair value, additional quantitative testing is required. If the carrying value of a reporting unit exceeds its fair value, an impairment loss is recognized in the amount by which the carrying value of the reporting unit exceeds its fair value, limited to the amount of goodwill at the reporting unit. The Company determines fair values for each of the reporting units using a combination of the income approach and/or market approach. Under the income approach, fair value is determined based on the net present value of estimated future cash flows, discounted at an appropriate risk-adjusted rate. Under the market approach, the Company selects peer sets based on close competitors and reviews the EBITDA multiples to determine the fair value. When applicable, third-party purchase offers may be utilized to measure fair value. The Company applies a weighting to the market approach and income approach to determine the fair value. See Note 14 for further information on goodwill.

Indefinite-lived intangible assets are tested for impairment at least annually during the fourth quarter; however, these tests are performed more frequently when events or changes in circumstances indicate that the asset may be impaired. When testing indefinite-lived intangible assets for impairment, the Company has the option to first perform qualitative testing to determine whether it is more likely than not that the fair value of indefinite-lived intangible assets is less than carrying value. If the Company chooses not to complete a qualitative assessment for indefinite-lived intangible assets or if the initial assessment indicates that it is more likely than not that the carrying value of indefinite-lived intangible assets exceeds the fair value, additional quantitative testing is required. Impairment exists when carrying value exceeds fair value. The Company's fair value methodology is primarily based on discounted cash flow techniques.
Definite-lived intangible assets are amortized over their estimated useful lives, generally on a straight-line basis for periods ranging primarily from 1 to 20 years. The Company continually evaluates the reasonableness of the useful lives of these assets.
Impairment and Disposals of Long-Lived Assets
Impairment and Disposals of Long-Lived Assets
The Company evaluates the carrying value of long-lived assets to be held and used when events or changes in circumstances indicate the carrying value may not be recoverable. The carrying value of a long-lived asset group is considered for impairment when the total projected undiscounted cash flows from the assets are separately identifiable and are less than its carrying value. In that event, a loss would be recognized based on the amount by which the carrying value exceeds the fair value of the long-lived asset group. The Company's fair value methodology is an estimate of fair market value which is made based on prices of similar assets or other valuation methodologies, including present value techniques. Long-lived assets to be disposed of by sale, if material, are classified as held for sale and reported at the lower of carrying amount or fair value less cost to sell, and depreciation is ceased. Long-lived assets to be disposed of other than by sale are classified as held and used until they are disposed. Depreciation is recognized over the remaining useful life of the assets.

Acquisitions
Acquisitions
In accordance with ASC 805, Business Combinations, acquisitions are recorded using the acquisition method of accounting. The Company includes the operating results of acquired entities from their respective dates of acquisition. The Company recognizes and measures the identifiable assets acquired and liabilities assumed as of the acquisition date fair value, where applicable. The excess, if any, of total consideration transferred in a business combination over the fair value of identifiable assets acquired and liabilities assumed is recognized as goodwill. Costs incurred as a result of a business combination other than costs related to the issuance of debt or equity securities are recorded in the period the costs are incurred.

Leases
Leases
The Company determines whether an arrangement is a lease at the inception of the arrangement based on the terms and conditions in the contract, in accordance with ASC 842, Leases. A contract contains a lease if there is an identified asset and the Company has the right to control the asset. Operating lease right-of-use ("ROU") assets are included in "Deferred charges and other assets" on the Consolidated Balance Sheets. Operating lease liabilities are included in "Accrued and other current liabilities" and "Other noncurrent obligations" on the Consolidated Balance Sheets. Finance lease ROU assets are included in "Property, plant and equipment - net" and the corresponding lease liabilities are included in "Long-term debt" or "Short-term borrowings" on the Consolidated Balance Sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide the lessor's implicit rate, the Company uses its incremental borrowing rate at the commencement date in determining the present value of lease payments. Lease terms include options to extend the lease when it is reasonably certain those options will be exercised. Leases with an initial term of 12 months or less are not recorded on the balance sheet, and lease expense is recognized on a straight-line basis over the lease term.

The Company has lease agreements with lease and non-lease components, which are accounted for as a single lease component for all asset classes. Additionally, for certain equipment leases, the portfolio approach is applied to account for the operating lease ROU assets and lease liabilities. In the Consolidated Statements of Operations, lease expense for operating lease payments is recognized on a straight-line basis over the lease term. For finance leases, interest expense is recognized on the lease liability and the ROU asset is amortized over the lease term.
The Company has leases in which it is the lessor, these leases are classified as operating leases and lessor revenue and related expenses are not significant to the Company’s Consolidated Balance Sheets or Consolidated Statement of Operations. Lease income is recorded in "Selling, general, and administrative expenses" and "Research and development expenses".
Derivative Instruments
Derivative Instruments
Derivative instruments are reported in the Consolidated Balance Sheets at their fair values. The Company utilizes derivatives to manage exposures to foreign currency exchange rates and commodity prices. Changes in the fair values of derivative instruments that are not designated as hedges are recorded in current period earnings. For derivative instruments designated as cash flow hedges, the gain or loss is reported in AOCL until it is cleared to earnings during the same period in which the hedged item affects earnings.

In the event that a derivative designated as a hedge of a firm commitment or an anticipated transaction is terminated prior to the maturation of the hedged transaction, the net gain or loss in AOCL generally remains in AOCL until the item that was hedged affects earnings. If a hedged transaction matures, or is sold, extinguished, or terminated prior to the maturity of a derivative designated as a hedge of such transaction, gains or losses associated with the derivative through the date the transaction matured are included in the measurement of the hedged transaction and the derivative is reclassified as for trading purposes. Derivatives designated as hedges of anticipated transactions are reclassified as for trading purposes if the anticipated transaction is no longer probable.

For derivative instruments designated as net investment hedges, the gain or loss is reported as a component of Other comprehensive income (loss) and recorded in AOCL. The gain or loss will be subsequently reclassified into net earnings when the hedged net investment is either sold or substantially liquidated.

Environmental Matters
Environmental Matters
Accruals for environmental matters are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. These accruals are adjusted periodically as assessment and remediation efforts progress or as additional technical or legal information becomes available. Accruals for environmental liabilities are included in the Consolidated Balance Sheets in "Accrued and other current liabilities" and "Other noncurrent obligations" at undiscounted amounts. Accruals for related insurance or other third-party recoveries for environmental liabilities are recorded when it is probable that a recovery will be realized and are included in the Consolidated Balance Sheets as "Accounts and notes receivable - net."

Environmental costs are capitalized if the costs extend the life of the property, increase its capacity, and/or mitigate or prevent contamination from future operations. Environmental costs are also capitalized in recognition of legal asset retirement obligations resulting from the acquisition, construction and/or normal operation of a long-lived asset. Costs related to environmental contamination treatment and cleanup are charged to expense. Estimated future incremental operations, maintenance and management costs directly related to remediation are accrued when such costs are probable and reasonably estimable.

Revenue Recognition
Revenue Recognition
The Company recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. To determine revenue recognition for the arrangements that the Company determines are within the scope of Revenue from Contracts with Customers (Topic 606), the Company performs the following five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation. See Note 5 for additional information on revenue recognition.

Cost of Sales
Cost of Sales
Cost of sales primarily includes the cost of manufacture and delivery, ingredients or raw materials, direct salaries, wages and benefits and overhead, non-capitalizable costs associated with capital projects and other operational expenses. No amortization of intangibles is included within costs of sales.
Research and Development
Research and Development
Research and development costs are expensed as incurred. Research and development expense includes costs (primarily consisting of employee costs, materials, contract services, research agreements, and other external spend) relating to the discovery and development of new products, and enhancement of existing products.

Selling, General and Administrative Expenses
Selling, General and Administrative Expenses
Selling, general and administrative expenses primarily include selling and marketing expenses, commissions, functional costs, and business management expenses.
Acquisition, Integration and Separation Costs
Acquisition, Integration and Separation Costs
Acquisition, integration and separation costs primarily consist of financial advisory, information technology, legal, accounting, consulting, other professional advisory fees and other contractual transaction payments associated with the preparation and execution of activities related to strategic initiatives.
Litigation
Litigation
Accruals for legal matters are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. Legal costs, such as outside counsel fees and expenses, are charged to expense in the period incurred.
Restructuring and Asset Related Charges
Restructuring and Asset Related Charges
Charges for restructuring programs generally include targeted actions involving employee severance and related benefit costs, contract termination charges, and asset related charges, which include impairments or accelerated depreciation/amortization of long-lived assets associated with such actions. Employee severance and related benefit costs are provided to employees under the Company’s ongoing benefit arrangements. These charges are accrued during the period when management commits to a plan of termination and it becomes probable that employees will be entitled to benefits at amounts that can be reasonably estimated. Contract termination charges primarily reflect costs to terminate a contract before the end of its term or costs that will continue to be incurred under the contract for its remaining term without economic benefit to the Company. Asset related charges reflect impairments to long-lived assets and indefinite-lived intangible assets no longer deemed recoverable and depreciation/amortization of long-lived assets, which is accelerated over their remaining economic lives.

Income Taxes
Income Taxes
The Company accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities using enacted tax rates. The effect of a change in tax rates on deferred tax assets or liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes the financial statement effects of an uncertain income tax position when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. The Company accrues for other tax contingencies, such as indemnifications, when it is probable that a liability to a taxing authority has been incurred and the amount of the contingency can be reasonably estimated. The current portion of uncertain income tax positions is included in "Income taxes payable" and the long-term portion is included in "Other noncurrent obligations" in the Consolidated Balance Sheets.

Recently Adopted Accounting Guidance and Accounting Guidance Issued But Not Adopted
Recently Adopted Accounting Guidance
In September 2022, the FASB issued Accounting Standards Update No. 2022-04, "Liabilities-Supplier Finance Programs (Subtopic 405-50)" ("ASU 2022-04") to enhance transparency about the use of supplier finance programs. The new guidance requires that a buyer in a supplier finance program provides additional qualitative and quantitative disclosures about its program including the nature of the program, activity during the period, changes from period to period, and the potential magnitude of the program. The amendments in ASU 2022-04 are effective for fiscal years beginning after December 15, 2022 on a retrospective basis, including interim periods within those fiscal years, except for the amendment on rollforward information which is effective prospectively for fiscal years beginning after December 15, 2023. The Company implemented the new disclosures, other than the rollforward information, as required in the first quarter of 2023. The rollforward information disclosures have been implemented as required for the year ended December 31, 2024. See Note 15 for more information.

In November 2023, the FASB issued Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures" ("ASU 2023-07") to improve disclosure requirements about reportable segments and address requests from investors for additional, more detailed information about a reportable segment’s expenses. The new guidance requires disclosures of significant segment expenses regularly provided to the Chief Operating Decision Maker ("CODM") and included in reported measures of segment profit and loss. Disclosure of the title and position of the CODM is required. The guidance requires interim and annual disclosures about a reportable segment's profit or loss and assets. Additionally, the guidance requires disclosure of other segment items by reportable segment including a description of its composition. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, on a retrospective basis. The disclosures have been implemented as required for the year ended December 31, 2024. See Note 23 for more information.

Accounting Guidance Issued But Not Adopted at December 31, 2024
In December 2023, the FASB issued Accounting Standards Update No. 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" ("ASU 2023-09") to improve transparency and disclosure requirements for the rate reconciliation, income taxes paid and other tax disclosures. The amendments in ASU 2023-09 are effective for fiscal years beginning after December 15, 2024, on a prospective basis. The disclosures will be implemented as required for the Company's 2025 annual report. The Company is currently evaluating the impact of adopting this guidance.

In March 2024, the U.S. Securities and Exchange Commission ("SEC") adopted rules under SEC Release No. 33-11275, "The Enhancement and Standardization of Climate-Related Disclosures for Investors", which require a registrant to disclose information in annual reports and registration statements about climate-related risks that are reasonably likely to have a material impact on its business, results of operations, or financial condition. The information would include disclosure of a registrant's greenhouse gas emissions. In addition, certain disclosures related to severe weather events and other natural conditions will be required in a registrant’s audited financial statements. Certain annual disclosure requirements would be effective as early as the fiscal year beginning January 1, 2025. However, in April 2024, the SEC voluntarily stayed the final rules pending certain legal challenges. The Company is currently evaluating the impact of these rules on its disclosures.

In November 2024, the FASB issued Accounting Standards Update No. 2024-03, "Income Statement: Reporting Comprehensive Income (Topic 220): Expense Disaggregation Disclosures" ("ASU 2024-03") to improve disclosures about the nature of expenses within line items on the statements of operations. The amendments in ASU 2024-03 are effective for the Company's 2028 annual report and subsequent interim periods; however, early adoption is permitted. The amendments can be applied prospectively or retrospectively to all periods presented. The Company is currently evaluating the impact of adopting this guidance.